Income Taxes (Tables)	12 Months Ended
May 31, 2024
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2022, 2023 and 2024 were as follows:

	For the years ended May 31,
	2022	2023	2024
	US$	US$	US$
Current:
PRC	44,378	97,594	130,927

Deferred:
PRC	91,934	(31,528)	(21,237)

Total provision for income taxes	136,312	66,066	109,690

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2023	2024
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	37,424	26,435
Accrued expenses	56,716	79,053
Net operating loss carry-forward	324,355	257,637
Tax impact from the long-term investments disposed to a related party	1,521	—

Total deferred tax assets	420,016	363,125

Less: valuation allowance	(364,083)	(290,398)

Total deferred tax assets, net	55,933	72,727

Deferred tax liabilities
Acquired assets	4,523	3,462
Tax impact from the unrealized gain on long-term investments	19,326	15,945

Total deferred tax liabilities	23,849	19,407

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the provision for income taxes computed by applying the EIT rates of 25% for the years ended May 31, 2022, 2023 and 2024 to (loss)/income before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2022	2023	2024
	US$	US$	US$
(Loss)/income before income taxes	(1,032,498)	308,531	493,841
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	(258,125)	77,133	123,460
Effect of non-deductible expenses and loss and super deduction expenses	106,903	40,577	68,741
Effect of income tax exemptions and preferential tax rates	(19,570)	(12,927)	(24,810)
Effect of income tax rate difference in other jurisdictions	(424)	(5,184)	(9,086)
Changes in valuation allowance	307,528	(33,533)	(48,615)

Provision for income taxes	136,312	66,066	109,690